Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of Comprehensive Income [Abstract]
Tax (benefit) provision on change in derivative instruments designated as cash flow hedges	$ 110	$ (172)
Tax (benefit) provision on reclassification of (gain) loss on derivative instruments designated as cash flow hedges	$ (110)	$ (181)